Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets and goodwill
9. Intangible assets and goodwill
a)Intangible assets

	Note	Technologies	Partner and merchant relationships	Development costs and software	Distributor commission buyouts	Trademarks	Total intangible assets	Goodwill
		$	$	$	$	$	$	$
Cost
Balance as at December 31, 2021		402,332	495,110	73,154	—	11,935	982,531	1,126,768
Acquisitions		173	—	34,405	2,597	—	37,175	—
Acquisition through business combinations		—	—	—	—	—	—	(1,359)
Settlement of advances to a third party		—	12,967	—	—	—	12,967	—
Transfer		—	137	(137)	—	—	—	—
Disposal		—	—	(36)	—	—	(36)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(3,478)	(6,504)	(1,221)	(59)	—	(11,262)	(10,816)
Balance as at December 31, 2022		395,683	386,929	106,165	2,538	4,826	896,141	1,114,593
Acquisitions		785	—	44,095	20,318	—	65,198	—
Acquisition through business combinations	4	185,081	455,364	3,131	—	16,607	660,183	867,365
Settlement of advances to a third party		—	2,047	—	—	—	2,047	—
Disposal		—	—	—	—	(4)	(4)	—
Fully amortized assets		—	(18,943)	(6,581)	—	—	(25,524)	—
Effect of movements in exchange rates		1,621	3,886	737	(114)	2	6,132	5,779
Balance as at December 31, 2023		583,170	829,283	147,547	22,742	21,431	1,604,173	1,987,737

Accumulated amortization
Balance as at December 31, 2021		44,762	148,056	33,310	—	8,803	234,931	—
Amortization		29,118	47,214	15,584	—	1,093	93,009	—
Disposal		—	—	(7)	—	—	(7)	—
Fully amortized assets		(3,344)	(114,781)	—	—	(7,109)	(125,234)	—
Effect of movements in exchange rates		(266)	(432)	(855)	—	—	(1,553)	—
Balance as at December 31, 2022		70,270	80,057	48,032	—	2,787	201,146	—
Amortization		40,312	55,342	20,376	3,192	2,753	121,975	—
Fully amortized assets		—	(18,943)	(6,581)	—	—	(25,524)	—
Effect of movements in exchange rates		341	745	378	64	—	1,528	—
Balance as at December 31, 2023		110,923	117,201	62,205	3,256	5,540	299,125	—

Carrying amounts
At December 31, 2022		325,413	306,872	58,133	2,538	2,039	694,995	1,114,593
At December 31, 2023		472,247	712,082	85,342	19,486	15,891	1,305,048	1,987,737
Goodwill impairment test
For the years ended December 31, 2023 and 2022, the Company performed its annual impairment test of goodwill. For the purposes of impairment testing, goodwill has been allocated to the Company’s CGUs, which represent the lowest level within the Company at which goodwill is monitored for internal management purposes, as follows:

		Nuvei Corporation [1]	Digital Payments [2]	LPP	Total
	Notes	$	$	$	$
Balance as at December 31, 2021		373,738	737,647	15,383	1,126,768
Acquisitions through business combinations		(1,359)	—	—	(1,359)
Effect of movements in exchange rates		—	(10,816)	—	(10,816)
Balance as at December 31, 2022		372,379	726,831	15,383	1,114,593
Acquisitions through business combinations	4	864,172	3,193	—	867,365
Effect of movements in exchange rates		—	5,779	—	5,779
Balance as at December 31, 2023		1,236,551	735,803	15,383	1,987,737
[1] Includes the acquisition of Paya (note 4)
[2] Includes the acquisition of a service provider (note 4)
The Company determined the recoverable amounts of the CGUs based on the fair value less costs to sell method, estimated using an income approach and further validated using a market approach, which is the adjusted EBITDA multiple. The Company concluded that the recoverable amount of the CGUs subject to the annual test was greater than their carrying amount. As such, no impairment charge was recorded during 2023 and 2022.
The fair values were based on a discounted cash flows, which takes into account the most recent financial forecasts approved by management. The key assumptions for the fair value less costs to sell method include estimated revenue and EBITDA margin forecasts in determining future forecasted cash flows, as well as discount rates applied to forecasted cash flows. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. No reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill.